As filed with the Securities and Exchange Commissionon April 11, 2025

 Registration No. 333-285410

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 1	☒

Fidelity Advisor Series VIII

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Nicole Macarchuk, Secretary and Chief Legal Officer

245 Summer Street

Boston, MA 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

Fidelity® International Capital Appreciation Fund
a SERIES OF
Fidelity Investment Trust
245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-800-544-8544
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To the Shareholders of the above fund:
NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of the above-named trust (the Trust) will be held on June 11, 2025, at 8:00 A.M. Eastern Time (ET). The purpose of the Meeting is to consider and act upon the following proposal and to transact such other business as may properly come before the Meeting or any adjournments thereof.
(1)
To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity® International Capital Appreciation Fund to Fidelity Advisor® International Capital Appreciation Fund in exchange solely for corresponding shares of beneficial interest of Fidelity Advisor® International Capital Appreciation Fund and the assumption by Fidelity Advisor® International Capital Appreciation Fund of Fidelity® International Capital Appreciation Fund’s liabilities, in complete liquidation of Fidelity® International Capital Appreciation Fund.

The Board of Trustees has fixed the close of business on April 14, 2025 as the record date for the determination of the shareholders of Fidelity® International Capital Appreciation Fund entitled to notice of, and to vote at, such Meeting and any adjournments thereof.
By order of the Board of Trustees,
NICOLE MACARCHUK, Secretary
April 14, 2025

Your vote is important – please vote your shares promptly.
The Meeting will be held in a virtual format only. Shareholders are invited to attend the Meeting by means of remote audio communication. You will not be able to attend the Meeting in person. To participate in the Meeting, you must register at www.viewproxy.com/fidelityfunds2/broadridgevsm/. You will be required to enter your name, an email address, and the control number found on your proxy card or notice you previously received. If you have lost or misplaced your control number, call Fidelity at 1-800-544-8544 to verify your identity and obtain your control number. Requests for registration must be received no later than 5:00 p.m. ET on Tuesday, June 10, 2025. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend the Meeting. A separate email will follow containing a password to enter at the event link in order to access the Meeting. You may vote during the Meeting at www.proxyvote.com/proxy. You will need your control number to vote.
Questions from shareholders to be considered at a Meeting must be submitted to Broadridge at www.viewproxy.com/fidelityfunds2/broadridgevsm/ no later than 8:00 a.m. ET on Tuesday, June 10, 2025.
Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/ record holder, who will then provide the shareholder with a newly-issued control number. We note that obtaining a legal proxy may take several days. Requests for registration should be received no later than 5:00 p.m. ET on Tuesday, June 15, 2025. Once shareholders have obtained a new control number, they must visit www.viewproxy.com/fidelityfunds2/broadridgevsm/ and submit their name and newly issued control number in order to register to participate in and vote at the Meeting.
Any shareholder who does not expect to virtually attend the Meeting is urged to vote using the touch-tone telephone or internet voting instructions that follow or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask for your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until the Meeting to vote your shares, you will need to follow the instructions available on the Meeting’s website during the Meeting in order to do so.

INSTRUCTIONS FOR EXECUTING PROXY CARD
The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.
1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.
2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.
3.
All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

		REGISTRATION	VALID SIGNATURE
A.	1)	ABC Corp.	John Smith, Treasurer
	2)	ABC Corp.	John Smith, Treasurer
		c/o John Smith, Treasurer
B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
	2)	ABC Trust	Ann B. Collins, Trustee
	3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
		u/t/d 12/28/78
C.	1)	Anthony B. Craft, Cust.	Anthony B. Craft
		f/b/o Anthony B. Craft, Jr.
		UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET
1.	Read the proxy statement, and have your proxy card handy.
2.	Call the toll-free number or visit the web site indicated on your proxy card.
3.	Enter the number found in the box on the front of your proxy card.
4.	Follow the recorded or on-line instructions to cast your vote up until 11:59 p.m. ET on June 10, 2025.

Fidelity® International Capital Appreciation Fund A series of FIDELITY INVESTMENT TRUST	Fidelity Advisor® International Capital Appreciation Fund a SERIES OF FIDELITY ADVISOR SERIES VIII

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-800-544-8544
PROXY STATEMENT AND PROSPECTUS
April 14, 2025
This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Fidelity® International Capital Appreciation Fund, a series of Fidelity Investment Trust (the Trust), in connection with a solicitation of proxies made by, and on behalf of, the Trust’s Board of Trustees to be used at the Special Meeting of Shareholders of Fidelity® International Capital Appreciation Fund and at any adjournments thereof (the Meeting), to be held on June 11, 2025 at 8:00 Eastern Time (ET).
The Board of Trustees and Fidelity Management & Research Company LLC (FMR or the Adviser), Fidelity® International Capital Appreciation Fund’s investment adviser, have determined that the Meeting will be held in a virtual format only. The Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the Meeting in person. This Proxy Statement and the accompanying proxy card are first being mailed on or about April 14, 2025.
As more fully described in the Proxy Statement, shareholders of Fidelity® International Capital Appreciation Fund (the Target Fund) are being asked to consider and vote on an Agreement and Plan of Reorganization (the Agreement) relating to the proposed acquisition of the Target Fund by Fidelity Advisor® International Capital Appreciation Fund (the Acquiring Fund). The transaction contemplated by the Agreement is referred to as the Reorganization.
If the Agreement is approved by the fund’s shareholders and the Reorganization occurs, you will become a shareholder of the Acquiring Fund. The Target Fund will transfer all of its assets to the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of the Target Fund’s liabilities in complete liquidation of the fund. The total value of your fund holdings will not change as a result of a Reorganization. The Reorganization are currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on July 25, 2025, or such other time and date as the parties to the respective Agreement may agree (the Closing Date).
The Acquiring Fund, an equity fund, is a diversified series of Fidelity Advisor Series VIII (with the Trust, the “trusts”), an open-end management investment company registered with the Securities and Exchange Commission (the SEC). The Acquiring Fund seeks capital appreciation.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
The Proxy Statement sets forth concisely the information about the Reorganization and the Acquiring Fund that shareholders should know before voting on the proposed Reorganization. Please read it carefully and keep it for future reference.
The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy statement for legal purposes:
(i)	the Statement of Additional Information dated April 14, 2025, relating to this Proxy Statement;
(ii)	the Summary Prospectus for Fidelity Advisor® International Capital Appreciation Fund dated April 7, 2025, relating to the Retail Class shares, a copy of which accompanies this Information Statement ;
(iii)	the Prospectus for Fidelity Advisor ® International Capital Appreciation Fund dated April 7 , 2025 , relating to the Retail Class shares ;
(iv)	the Statement of Additional Information for Fidelity Advisor ® International Capital Appreciation Fund dated April 7, 2025, relating to the Retail Class shares ;
(v)	the Form N-CSR for Fidelity Advisor ® International Capital Appreciation Fund dated October 31, 2024;
(vi)	the Prospectus for Fidelity® International Capital Appreciation Fund dated December 30, 2024, as supplemented January 24, 2025;
(vii)	the Statement of Additional Information for Fidelity® International Capital Appreciation Fund dated December 30, 2024; and
(viii)	the Form N-CSR for Fidelity® International Capital Appreciation Fund dated October 31, 2024.

For a free copy of a fund’s current Prospectus(es), Statement(s) of Additional Information, or Form N-CSR and/or Form N-CSRS, call Fidelity at 1-877-208-0098 (Advisor Classes) or 1-800-544-8544 (Retail Class), visit Fidelity’s web sites at either institutional.fidelity.com or www.fidelity.com, or write to Fidelity Distributors Company LLC at 900 Salem Street, Smithfield, Rhode Island 02917.
The trusts are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.
An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds.

SYNOPSIS
The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and/or in the Prospectus and Statement of Additional Information of the Target Fund, each of which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectus of the Acquiring Fund carefully for more complete information.
Certain arrangements described herein, including without limitation, the establishment of Retail Class shares, are not currently in effect for the Acquiring Fund, but rather are expected to become effective prior to consummation of the Reorganization.
What proposal am I being asked to vote on?
As more fully described in the “Proposed Transaction” below, shareholders of the Target Fund are being asked to approve the Agreement relating to the proposed acquisition of the Target Fund by the Acquiring Fund.
Shareholders of record as of the close of business on April 14, 2025, will be entitled to vote at the Meeting.
If the Agreement is approved by shareholders and the Reorganization occurs, each shareholder of the Target Fund will become a shareholder of the Acquiring Fund instead. The Target Fund will transfer all of its assets to the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of the Target Fund’s liabilities in complete liquidation of the Target Fund. The Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.
For more information, please refer to the section entitled “The Proposed Transaction –Agreement and Plan of Reorganization.”
Has the Board of Trustees approved the proposal?
Yes. The Board of Trustees of the Target Fund has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.
What are the reasons for the proposal?
The Board of Trustees considered the following factors, among others, in determining to recommend that shareholders vote in favor of the Reorganization by approving the Agreement:
•	The Reorganization will permit shareholders to pursue a similar investment objective and identical investment strategies in a larger fund with lower expenses.
•	Based on the pro forma expense data, shareholders of the Target Fund would have benefited from an expense reduction of approximately 2 basis points (including performance fees).
•	The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
For more information please refer to the section entitled “The Proposed Transaction –Reasons for the Reorganization.”
How will you determine the number of shares of Fidelity Advisor® International Capital Appreciation Fund that I will receive?
Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of the Reorganization. As provided in the Agreement, the Target Fund will distribute shares of the Acquiring Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of the Acquiring Fund equal in value to the net asset value of shares of the Target Fund held by such shareholder on the Closing Date.
For more information, please refer to the section entitled “The Proposed Transaction –Agreement and Plan of Reorganization.”
What class of shares of Fidelity Advisor® International Capital Appreciation Fund will I receive?
Holders of shares of the Target Fund, will receive Retail Class shares of the Acquiring Fund. Retail Class of the Acquiring Fund is being created to facilitate the Reorganization and will commence operations prior to the Closing Date of the Reorganization.
Is the Reorganization considered a taxable event for federal income tax purposes?
No. Each fund will receive an opinion of counsel that the Reorganization will not result in any gain or loss for federal income tax purposes either to the Target Fund or the Acquiring Fund or to the shareholders of either fund, except that a fund may recognize gain or loss with respect to assets (if any) that are subject to “mark-to-market” tax accounting. In addition, any portfolio adjustments to the funds may result in net realized gains which may need to be distributed in the form of taxable distributions to shareholders before and/or after the date of the Reorganization.
For more information, please refer to the section entitled “The Proposed Transaction – Federal Income Tax Considerations.”

1

How do the funds’ investment objectives, strategies, policies, and limitations compare?
The Target Fund and the Acquiring Fund have similar investment objectives and the same principal investment strategies as set forth in the chart below, although, unlike the Acquiring Fund, the Target Fund’s investment objective is non-fundamental:

Target Fund: Fidelity® International Capital Appreciation Fund	Acquiring Fund: Fidelity Advisor® International Capital Appreciation Fund
Investment Objective (is non-fundamental and may be changed without shareholder approval)	Investment Objective (is fundamental, that is, subject to change only with shareholder approval)
The fund seeks long-term growth of capital.	The fund seeks capital appreciation.
Principal Investment Strategies	Principal Investment Strategies
The Adviser normally invests the fund’s assets primarily in non-U.S. securities, including securities of issuers located in emerging markets. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth.
Same principal strategy.
The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer’s domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors.
Same principal strategy.
The Adviser normally invests the fund’s assets primarily in common stocks.	Same principal strategy.
The Adviser normally allocates the fund’s investments across different countries and regions.	Same principal strategy.
In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
Same principal strategy.

For a comparison of the principal risks associated with the Target Fund’s and the Acquiring Fund’s principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”

2

The Target Fund and the Acquiring Fund have substantially similar fundamental and non-fundamental investment policies and limitations. There are some differences of which you should be aware as summarized in the chart below:

Target Fund: Fidelity® International Capital Appreciation Fund	Acquiring Fund: Fidelity Advisor® International Capital Appreciation Fund
Fundamental policies and limitations (subject to change only with shareholder approval)	Fundamental policies and limitations (subject to change only with shareholder approval)
Pooled Funds
The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Pooled Funds
The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

Non-fundamental policies and limitations (may be changed without shareholder approval)	Non-fundamental policies and limitations (may be changed without shareholder approval)
Pooled Funds.
The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Pooled Funds
The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

Except as noted above, the Target Fund and the Acquiring Fund have the same fundamental and non-fundamental investment policies and limitations.
For more information about the funds’ investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the funds’ Prospectuses , and to the “Investment Policies and Limitations” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of the Acquiring Fund.
How do the funds’ management and distribution arrangements compare?
The following summarizes the management and distribution arrangements of the Target and Acquiring Fund:
Management of the Funds
The principal business address of Fidelity Management & Research Company LLC (FMR), each fund’s manager, is 245 Summer Street, Boston, Massachusetts 02210.
As the manager, FMR has overall responsibility for directing the funds’ investments and handling their business affairs. As of December 31, 2023, FMR had approximately $3.9 trillion in discretionary assets under management, and approximately $4.9 trillion when combined with all of its affiliates’ assets under management.
FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong; Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan; and FIL Investment Advisors (FIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda are sub-advisers to the funds. FIA, in turn, has entered into separate sub-advisory agreements with FIL Investment Advisors (UK) Limited (FIA(UK)) at Beech Gate, Millfield Lane, Lower Kingswood, Tadworth, Surrey, KT20 6RP, United Kingdom. As of December 31, 2023, FMR UK had approximately $14.6 billion in discretionary assets under management. As of December 31, 2023, FMR H.K. had approximately $24.4 billion in discretionary assets under management. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. As of December 31, 2023, FIA had approximately $9.0 billion in discretionary assets under management. As of December 31, 2023, FIA(UK) had approximately $7.3 billion in discretionary assets under management.
FMR and each of the sub-advisers are expected to continue serving as manager or sub-advisers of the combined fund after the Reorganization.

3

Sammy Simnegar is Portfolio Manager of Fidelity® International Capital Appreciation Fund and Fidelity Advisor® International Capital Appreciation Fund, both of which he has managed since 2008. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.
Mr. Simnegar is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
For information about the compensation of, any other accounts managed by, and any fund shares held by Fidelity International Capital Appreciation Fund’s portfolio manager, please refer to the “Management Contract(s)” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.
Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.
Each class of each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment.
When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual basic fee rate for each class of shares of each fund is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) the amount listed below:

Fidelity® International Capital Appreciation Fund	0.83%
Fidelity Advisor® International Capital Appreciation Fund – Retail Class	0.83%

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.
The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below:

Performance Adjustment Index
Fidelity® International Capital Appreciation Fund	MSCI ACWI (All Country World Index) ex USA Index

Performance Adjustment Index
Fidelity Advisor® International Capital Appreciation Fund	MSCI ACWI (All Country World Index) ex USA Index

For the purposes of calculating the performance adjustment for Fidelity Advisor® International Capital Appreciation Fund, the fund’s investment performance is based on the performance of Class I of the fund.
To the extent that other classes of each fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.
The performance period is the most recent 36 month period.
The maximum annualized performance adjustment rate is ±0.20% of each fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.
A different management fee rate may be applicable to each class of each fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class.
For each fund, the Adviser pays FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services.
The Adviser pays FIA for providing sub-advisory services, and FIA in turn pays FIA(UK).
The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the Target Fund is available in the fund’s Form N-CSR report for the fiscal period ended October 31, 2024.

4

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the Acquiring Fund is available in the fund’s Form N-CSR report for the fiscal period ended October 31, 2024, and will be included in the fund’s Form N-CSRS report for the fiscal period ending April 30, 2025.
From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.
Reimbursement or waiver arrangements can decrease expenses and boost performance.
If the Reorganization is approved, the combined fund will retain the Acquiring Fund’s management fee structure.
For more information about the funds’ management, please refer to the “Fund Management” section of the funds’ Prospectuses , and to the “Control of Investment Adviser” and “Management Contracts” sections of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Distribution of Fund Shares
The principal business address of Fidelity Distributors Company LLC (FDC), each fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island, 02917.
The Retail class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.
If the Reorganization is approved, the Distribution and Service Plan for the combined fund will remain unchanged.
For more information about the funds’ fund distribution, please refer to the “Fund Distribution” section of the funds’ Prospectuses , and to the “Distribution Services” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following the Reorganization?
The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.
Annual Fund and Class Operating Expenses
The following tables show the fees and expenses of the Target Fund for the 12 months ended October 31, 2024 (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization (including performance adjustments for each fund). The Combined pro forma expenses for the Acquiring Fund shown below assume that the Reorganization occurs and are identical to those presented in the fee table included in the registration statement for the new Retail share class of the Acquiring Fund. Annual fund or class operating expenses are paid by each fund, or class, as applicable. In addition to the fees and expenses described below, you may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Attachment 1 shows the fees and expenses of the Target Fund for the 12 months ended October 31, 2024, (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization (excluding performance adjustments for each fund).
As shown below, the Reorganization is expected to result in lower total operating expenses for shareholders of the Target Fund. Performance fees, which are a component of each fund’s management fee, can fluctuate significantly from month to month. As a result, the rates contained under the “Management fee” and “Total annual operating expenses” for the Pro forma combined may vary from what is shown in the tables below.

5

Shareholder Fees (fees paid directly from your investment)
None
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity® International Capital Appreciation Fund	Fidelity Advisor® International Capital Appreciation Fund – Retail ClassD	Fidelity Advisor® International Capital Appreciation Fund – Retail Class Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.82%A,B,C	0.79%A	0.79%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.02%C	0.02%	0.02%C
Total Annual Operating Expenses	0.84%	0.81%	0.81%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the MSCI ACWI (All Country World Index) ex USA Index. For additional information, please see the “ Fund Services - Fund Management - Advisory Fee(s) ” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Retail Class will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Examples of Effect of Fund Expenses
The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganization (including performance adjustments for each fund). The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.
Attachment 2 illustrates the expenses on a hypothetical $10,000 investment in Fidelity® International Capital Appreciation Fund, under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganization (excluding performance adjustments for each fund).

	Fidelity® International Capital Appreciation Fund	Fidelity Advisor® International Capital Appreciation Fund – Retail Class	Fidelity Advisor® International Capital Appreciation Fund – Retail Class Pro forma Combined
1 year	$86	$83	$83
3 years	$268	$259	$259
5 years	$466	$450	$450
10 years	$1,037	$1,002	$1,002

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

6

Do the procedures for purchasing and redeeming shares of the funds differ?
No. The procedures for purchasing and redeeming shares of the funds are the same. If the Reorganization is approved, the procedures for purchasing and redeeming shares of the combined fund will remain unchanged.
For more information about the procedures for purchasing and redeeming the funds’ shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the funds’ Prospectuses , and to the “Buying, Selling, and Exchanging Information” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Do the funds’ exchange privileges differ?
No. The exchange privileges currently offered by the funds are the same. If the Reorganization is approved, the exchange privilege offered by the combined fund will remain unchanged.
For more information about the funds’ exchange privileges, please refer to the “Exchanging Shares” section of the funds’ Prospectuses , and to the “Buying, Selling, and Exchanging Information” of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Do the funds’ dividend and distribution policies differ?
No. The funds have the same dividend and distribution policies. If the Reorganization is approved, the dividend and distribution policies of the combined fund will remain unchanged.
On or before the Closing Date, the Target Fund may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain.
For more information about the funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distribution” section of the funds’ Prospectuses , and to the “Distributions and Taxes” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Who bears the expenses associated with the Reorganization?
FMR will bear a portion of the one-time administrative costs associated with the Reorganization. Any transaction costs associated with portfolio adjustments to a fund due to the Reorganization that occur prior to the Closing Date will be borne by such fund. Any transaction costs associated with portfolio adjustments to the Acquiring Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to the Acquiring Fund that occur after the Closing Date will be borne by the Acquiring Fund.
For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

7

COMPARISON OF PRINCIPAL RISK FACTORS
Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.
The following is a summary of the principal risks associated with an investment in the funds. Because the funds have similar investment objectives and the same strategies as described above, the funds are subject to the same investment risks.
What risks are associated with an investment in each of the funds?
Each fund is subject to the same principal risks. The following is a summary of the risks associated with an investment in the funds:
•
Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•
Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors.
Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
Foreign exchange rates also can be extremely volatile.
•
Geographic Exposure to Europe. Because the fund invests a meaningful portion of its assets in Europe, the fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

•
Geographic Exposure to the Pacific Basin. Because the fund invests a meaningful portion of its assets in the Pacific Basin, the fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Basin and to be more volatile than the performance of more geographically diversified funds.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
For more information about the principal risks associated with an investment in the funds , please refer to the “Investment Details” section of the funds’ Prospectuses , and to the “Investment Policies and Limitations” section of the funds’ Statements of Additional Information, each of which is incorporated by reference.
How do the funds compare in terms of their performance?
The following information is intended to help you understand the risks of investing in the funds. The information illustrates the changes in the performance of the Target Fund’s shares and Class I shares of the Acquiring Fund from year to year and compares the performance of shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The index descriptions appear in the “Additional Index Information” section of the funds’ Prospectuses , which is incorporated herein by reference. Past performance (before and after taxes, if applicable) is not an indication of future performance.
Visit www.fidelity.com for more recent performance information for Fidelity® International Capital Appreciation Fund.
Visit institutional.fidelity.com for more recent performance information for Class I of Fidelity Advisor® International Capital Appreciation Fund.
Performance history will be available at www.fidelity.com for Fidelity® International Capital Appreciation Fund, a class of shares of Fidelity Advisor® International Capital Appreciation Fund, after the class has been in operation for one calendar year.

8

Fidelity® International Capital Appreciation Fund
Year-by-Year Returns

2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
3.10% -3.14% 36.25% -12.84% 33.01% 22.31% 12.25% -26.48% 27.57% 8.04%
40%
30%
20%
10%
0%
-10%
-20%
-30%

During the periods shown in the chart:	*Returns*	*Quarter ended*
Highest Quarter Return	*19.03%*	*June 30, 2020*
Lowest Quarter Return	*-18.90%*	*June 30, 2022*
Year-to-Date Return	*2.40%*	*March 31, 2025*

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity® International Capital Appreciation Fund
Return Before Taxes	8.04%	6.83%	8.18%
Return After Taxes on Distributions	7.48%	6.20%	7.61%
Distributions and Sale of Fund Shares	5.97%	5.44%	6.67%
MSCI ACWI (All Country World Index) ex USA Index
(reflects no deduction for fees or expenses)	5.72%	4.27%	4.98%

9

Fidelity Advisor® International Capital Appreciation Fund
Year-by-Year Returns

2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
3.05%
-3.24%
35.87%
-12.78%
32.74%
22.23%
12.30%
-26.55%
27.63%
8.02%
40%
30%
20%
10%
0%
-10%
-20%
-30%

During the periods shown in the chart for Class I:	*Returns*	*Quarter ended*
Highest Quarter Return	*18.92%*	*June 30, 2020*
Lowest Quarter Return	*-18.92%*	*June 30, 2022*
Year-to-Date Return	*2.35%*	*March 31, 2025*

*
The returns shown above are for Class I, a class of shares of the fund that is not offered through this prospectus. Fidelity® International Capital Appreciation Fund would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Fidelity® International Capital Appreciation Fund’s returns would differ from Class I’s returns only to the extent that the classes do not have the same expenses.

Average Annual Returns*
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class I
Return Before Taxes	8.02%	6.81%	8.11%
Return After Taxes on Distributions	7.98%	6.63%	8.01%
Distributions and Sale of Fund Shares	5.01%	5.41%	6.69%
MSCI ACWI (All Country World Index) ex USA Index
(reflects no deduction for fees or expenses)	5.72%	4.27%	4.98%

*
The returns shown above are for Class I, a class of shares of the fund that is not offered through this prospectus. Fidelity® International Capital Appreciation Fund would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Fidelity® International Capital Appreciation Fund’s returns would differ from Class I’s returns only to the extent that the classes do not have the same expenses.

10

PROPOSAL 1
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY® INTERNATIONAL CAPITAL APPRECIATION FUND AND FIDELITY ADVISOR® INTERNATIONAL CAPITAL APPRECIATION FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized in this Proposal; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) the Acquiring Fund acquiring as of the Closing Date all of the assets of the Target Fund in exchange solely for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Target Fund’s liabilities; and (b) the distribution of shares of the Acquiring Fund to the shareholders of the Target Fund as provided for in the Agreement.
The value of the Target Fund’s assets to be acquired by the Acquiring Fund and the amount of its liabilities to be assumed by the Acquiring Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Fund’s then-current Prospectus(es) and Statement(s) of Additional Information. The net asset value of a share of the Acquiring Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.
As of the Closing Date, the Acquiring Fund will deliver to the Target Fund, and the Target Fund will distribute to its shareholders of record, shares of the Acquiring Fund so that each the Target Fund shareholder will receive the number of full and fractional shares of the Acquiring Fund equal in value to the aggregate net asset value of shares of the Target Fund held by such shareholder on the Closing Date; the Target Fund will be liquidated as soon as practicable thereafter. Each Target Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of the Acquiring Fund due that shareholder. The net asset value per share of the Acquiring Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of the Acquiring Fund in a name other than that of the registered holder of the shares on the books of the Target Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of the Target Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which the Target Fund is liquidated.
FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation. The Target Fund will bear its applicable administrative costs associated with the Reorganization above those borne by FMR.
All of the current investments of the Target Fund are permissible investments for the Acquiring Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to the Target Fund and the Acquiring Fund due to the Reorganization that occur prior to the Closing Date will be borne by the Target Fund and the Acquiring Fund. Any transaction costs associated with portfolio adjustments to the Acquiring Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to the Acquiring Fund that occur after the Closing Date will be borne by the Acquiring Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by the Target Fund or the Acquiring Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on the Target Fund shareholders’ interests may be made subsequent to the Meeting.
Reasons for the Reorganization
In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;
(2) the historical performance of the funds;
(3) the fees and expenses and the relative expense ratios of the funds;
(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;

11

(6) the tax consequences of the Reorganization;
(7) the relative size of the funds;
(8) the elimination of duplicative funds; and
(9) the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to each fund’s Board at a meeting held on January 15, 2025. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit shareholders of the Target Fund to pursue a similar investment objective and identical investment strategies in a larger fund with lower expenses, and based on the pro forma expense data shareholders of the Target Fund would have benefited from an expense reduction of approximately 2 basis points (including performance fees). FMR further advised the Board that variability in performance fees over time and between the two funds may cause fluctuations in expense impacts over different time periods. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.
Description of the Securities to be Issued
Holders of the Target Fund will receive, respectively, Retail Class shares of the Acquiring Fund. Retail Class shares of the Acquiring Fund are being created to facilitate the Reorganization and will not commence operations until approximately the Closing Date of the Reorganization.
The Acquiring Fund is a series of Fidelity Advisor Series VIII. The Trustees of Fidelity Advisor Series VIII are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the fund, and each such share of the Acquiring Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of the Target Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of the Acquiring Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.
Fidelity Advisor Series VIII does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, for the Acquiring Fund in the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to the Target Fund shareholders that have their Target Fund shares exchanged for Fidelity Advisor® International Capital Appreciation Fund shares. Individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of the Target Fund’s assets for the Acquiring Fund’s shares and the assumption of the liabilities of the Target Fund by the Acquiring Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to the Target Fund and the Acquiring Fund, substantially to the effect that:
(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of all liabilities of the Target Fund followed by the distribution of the Acquiring Fund shares to the Target Fund shareholders in exchange for their Target Fund shares in complete liquidation and termination of the Target Fund will constitute a tax-free reorganization under Section 368(a) of the Code;

12

(ii) The Target Fund will recognize no gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of all liabilities of the Target Fund, except that the Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) The Target Fund will recognize no gain or loss upon the distribution to its shareholders of the Acquiring Fund shares received by the Target Fund in the Reorganization;
(iv) The Acquiring Fund will recognize no gain or loss upon the receipt of the assets of the Target Fund in exchange solely for the Acquiring Fund shares and the assumption of all liabilities of the Target Fund;
(v) The adjusted basis to the Acquiring Fund of the assets of the Target Fund received by Fidelity Advisor® International Capital Appreciation Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of the Target Fund immediately before the exchange;
(vi) The Acquiring Fund’s holding periods with respect to the assets of the Target Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those assets were held by the Target Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Target Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund shares in exchange solely for the Target Fund shares;
(viii) The aggregate basis of the Acquiring Fund shares received by a Target Fund shareholder in the Reorganization will be the same as the aggregate basis of the Target Fund shares surrendered by the Target Fund shareholder in exchange therefor; and
(ix) A Target Fund shareholder’s holding period for the Acquiring Fund shares received by the Target Fund shareholder in the Reorganization will include the holding period during which the Target Fund shareholder held the Target Fund shares surrendered in exchange therefor, provided that the Target Fund shareholder held such shares as a capital asset on the date of the Reorganization.
Shareholders of the Target Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each the Target Fund shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its the Target Fund shares and the fair market value of the Acquiring Fund shares it received.
The Reorganization is expected to end the tax year of the Target Fund, which could accelerate distributions to shareholders from the Target Fund for its short tax year ending on the Closing Date. On or before the Closing Date, the Target Fund may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.
The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of November 30, 2024. Assuming the Reorganization qualifies as a tax-free reorganization as expected, the Target Fund’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carryover to the Acquiring Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on the Acquiring Fund’s ability to use the Target Fund’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.

13

Tax Position as of November 30, 2024 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Fidelity® International Capital Appreciation Fund	October 31	$3,631	$39.8	$945.0
Fidelity Advisor® International Capital Appreciation Fund	October 31	$8,909	$(196.8)	$2,270.9

Forms of Organization
The Target Fund is a diversified series of Fidelity Investment Trust, an open-end management investment company organized as a Massachusetts business trust on April 20, 1984. The Acquiring Fund is a diversified series of Fidelity Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust on September 22, 1983. Fidelity Investment Trust and Fidelity Advisor Series VIII are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of the Target Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section for the Acquiring Fund of the Statement of Additional Information relating to this Proxy Statement and Fidelity® International Capital Appreciation Fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Operations of Fidelity Advisor® International Capital Appreciation Fund Following the Reorganization
FMR does not expect the Acquiring Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to the Acquiring Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve the Acquiring Fund in their current capacities. Sammy Simnegar, who is currently the Portfolio Manager of both the Target Fund and the Acquiring Fund, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
The Acquiring Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of the Target Fund and the Acquiring Fund as of October 31, 2024, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of October 31, 2024, the net assets of the Target Fund were $3,596,498,901 or 41.3% of the Acquiring Fund.
Fidelity® International Capital Appreciation Fund(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® International Capital Appreciation Fund	$3,596,498,901	$29.10	123,588,857

Fidelity Advisor® International Capital Appreciation Fund

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Advisor® International Capital Appreciation Fund– Class A	$643,558,970	$30.27	21,260,682
Fidelity Advisor® International Capital Appreciation Fund– Class M	$192,004,317	$29.26	6,563,076
Fidelity Advisor® International Capital Appreciation Fund– Class C	$105,448,818	$25.61	4,118,064
Fidelity Advisor® International Capital Appreciation Fund– Class I	$5,528,020,951	$32.64	169,378,137
Fidelity Advisor® International Capital Appreciation Fund– Class Z	$2,244,997,028	$32.76	68,527,553

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Fidelity Advisor® International Capital Appreciation Fund Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Advisor® International Capital Appreciation Fund– Class A	$643,558,970	$30.27	21,260,682
Fidelity Advisor® International Capital Appreciation Fund– Class M	$192,004,317	$29.26	6,563,076
Fidelity Advisor® International Capital Appreciation Fund– Class C	$105,448,818	$25.61	4,118,064
Fidelity Advisor® International Capital Appreciation Fund– Class I	$5,528,020,951	$32.64	169,378,137
Fidelity Advisor® International Capital Appreciation Fund– Class Z	$2,244,997,028	$32.76	68,527,553
Fidelity Advisor® International Capital Appreciation Fund– Retail Class(b)	$3,596,498,901	$32.64(c)	110,186,854(d)

(a)
Fidelity® International Capital Appreciation Fund’s estimated one-time Reorganization costs are approximately $432,000. For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

(b)	Class will commence operations prior to the Reorganization.
(c)	Class is expected to launch at the Class I net asset value per share at time of launch.
(d)	Shares have been adjusted to reflect what will be issued post merger.
The table above assumes that the Reorganization occurred on October 31, 2024. The table is for information purposes only. No assurance can be given as to how many Fidelity Advisor® International Capital Appreciation Fund shares will be received by shareholders of the Target Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after that date.
Conclusion
The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Investment Trust and Fidelity Advisor Series VIII at a meeting held on January 15, 2025. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of the Target Fund and the Acquiring Fund and that the interests of existing shareholders of the Target Fund and the Acquiring Fund would not be diluted as a result of the Reorganization. In the event shareholders of the Target Fund fail to approve the Agreement, FMR may consider other options for the fund.
The Board of Trustees of the Target Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

15

ADDITIONAL INFORMATION ABOUT THE FUNDS
Retail Class shares of Fidelity Advisor® International Capital Appreciation Fund will not commence operations until approximately the Closing Date of the Reorganization and, therefore, financial highlights are not available.
Fidelity® International Capital Appreciation Fund’s financial highlights for the last five fiscal years ended October 31, 2024 (audited), are shown in the table below:
Fidelity® International Capital Appreciation Fund

	Years ended October 31,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.60	$19.51	$30.93	$24.57	$22.41
Income from Investment Operations
Net investment income (loss)A,B	.12	.11	.02	(.02)	.06
Net realized and unrealized gain (loss)	6.48	2.99	(8.86)	6.74	2.86
Total from investment operations	6.60	3.10	(8.84)	6.72	2.92
Distributions from net investment income	(.10)	(.01)	—	(.05)	(.13)
Distributions from net realized gain	—	—	(2.58)	(.31)	(.62)
Total distributions	(.10)	(.01)	(2.58)	(.36)	(.76)C
Net asset value, end of period	$29.10	$22.60	$19.51	$30.93	$24.57
Total ReturnD	29.27%	15.89%	(30.97)%	27.56%	13.35%

Ratios to Average Net AssetsB,E,F
Expenses before reductions	.86%	.80%	.99%	1.00%	1.03%
Expenses net of fee waivers, if any	.86%	.79%	.98%	1.00%	1.03%
Expenses net of all reductions	.86%	.79%	.98%	1.00%	.99%
Net investment income (loss)	.43%	.48%	.10%	(.08)%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$3,596,499	$4,152,316	$3,823,263	$5,851,757	$4,514,343
Portfolio turnover rateG	78%H	79%	112%H	141%	135%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
The Target Fund financial highlights should be read in conjunction with the financial statements audited by Deloitte & Touche LLP independent registered public accounting firm, contained in the fund’s Form N-CSR, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

16

Fidelity Advisor® International Capital Appreciation Fund financial highlights for the last five fiscal years ended October 31, 2024 (audited), are shown in the table below:
Fidelity Advisor® International Capital Appreciation Fund Class A

	Years ended October 31,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.51	$20.33	$30.72	$24.14	$21.45
Income from Investment Operations
Net investment income (loss)A,B	.06	.06	(.04)	(.09)	—C
Net realized and unrealized gain (loss)	6.74	3.12	(9.21)	6.67	2.77
Total from investment operations	6.80	3.18	(9.25)	6.58	2.77
Distributions from net investment income	(.04)	—	—	—	(.08)
Distributions from net realized gain	—	—	(1.14)	—	—
Total distributions	(.04)	—	(1.14)	—	(.08)
Net asset value, end of period	$30.27	$23.51	$20.33	$30.72	$24.14
Total ReturnD,E	28.97%	15.64%	(31.18)%	27.26%	12.97%

Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.14%	1.06%	1.24%	1.23%	1.28%
Expenses net of fee waivers, if any	1.14%	1.06%	1.24%	1.23%	1.28%
Expenses net of all reductions	1.14%	1.06%	1.24%	1.23%	1.24%
Net investment income (loss)	.19%	.23%	(.18)%	(.30)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$643,559	$464,374	$400,112	$592,640	$382,795
Portfolio turnover rateH	63%	80%	110%I	128%	121%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C	Amount represents less than $.005 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Total returns do not include the effect of the sales charges.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
A	Portfolio turnover rate excludes securities received or delivered in-kind.

17

Fidelity Advisor® International Capital Appreciation Fund Class M

	Years ended October 31,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.74	$19.71	$29.82	$23.49	$20.89
Income from Investment Operations
Net investment income (loss)A,B	(.02)	(.01)	(.10)	(.15)	(.06)
Net realized and unrealized gain (loss)	6.54	3.04	(8.95)	6.48	2.70
Total from investment operations	6.52	3.03	(9.05)	6.33	2.64
Distributions from net investment income	—	—	—	—	(.04)
Distributions from net realized gain	—	—	(1.06)	—	—
Total distributions	—	—	(1.06)	—	(.04)
Net asset value, end of period	$29.26	$22.74	$19.71	$29.82	$23.49
Total ReturnC,D	28.67%	15.37%	(31.39)%	26.95%	12.67%

Ratios to Average Net AssetsB,E,F
Expenses before reductions	1.39%	1.31%	1.49%	1.49%	1.53%
Expenses net of fee waivers, if any	1.39%	1.31%	1.49%	1.48%	1.53%
Expenses net of all reductions	1.39%	1.31%	1.49%	1.48%	1.49%
Net investment income (loss)	(.06)%	(.02)%	(.43)%	(.55)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$192,004	$149,358	$126,232	$191,997	$143,072
Portfolio turnover rateG	63%	80%	110%H	128%	121%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Total returns do not include the effect of the sales charges.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.

18

Fidelity Advisor® International Capital Appreciation Fund Class C

	Years ended October 31,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.00	$17.43	$26.58	$21.04	$18.77
Income from Investment Operations
Net investment income (loss)A,B	(.14)	(.11)	(.20)	(.26)	(.15)
Net realized and unrealized gain (loss)	5.75	2.68	(7.92)	5.80	2.42
Total from investment operations	5.61	2.57	(8.12)	5.54	2.27
Distributions from net realized gain	—	—	(1.03)	—	—
Total distributions	—	—	(1.03)	—	—
Net asset value, end of period	$25.61	$20.00	$17.43	$26.58	$21.04
Total ReturnC,D	28.05%	14.74%	(31.70)%	26.33%	12.09%

Ratios to Average Net AssetsB,E,F
Expenses before reductions	1.90%	1.81%	1.99%	1.98%	2.02%
Expenses net of fee waivers, if any	1.89%	1.81%	1.99%	1.98%	2.02%
Expenses net of all reductions	1.89%	1.81%	1.99%	1.98%	1.99%
Net investment income (loss)	(.56)%	(.52)%	(.93)%	(1.05)%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$105,449	$96,072	$97,124	$169,018	$125,630
Portfolio turnover rateG	63%	80%	110%H	128%	121%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Total returns do not include the effect of the contingent deferred sales charge.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.

19

Fidelity Advisor® International Capital Appreciation Fund Class I

	Years ended October 31,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.33	$21.85	$32.92	$25.83	$22.93
Income from Investment Operations
Net investment income (loss)A,B	.14	.13	.02	(.01)	.06
Net realized and unrealized gain (loss)	7.28	3.35	(9.88)	7.13	2.97
Total from investment operations	7.42	3.48	(9.86)	7.12	3.03
Distributions from net investment income	(.11)	—	—	(.03)	(.13)
Distributions from net realized gain	—	—	(1.21)	—	—
Total distributions	(.11)	—	(1.21)	(.03)	(.13)
Net asset value, end of period	$32.64	$25.33	$21.85	$32.92	$25.83
Total ReturnC	29.34%	15.93%	(31.01)%	27.60%	13.28%

Ratios to Average Net AssetsB,D,E
Expenses before reductions	.89%	.80%	.98%	.97%	1.01%
Expenses net of fee waivers, if any	.88%	.79%	.97%	.97%	1.01%
Expenses net of all reductions	.88%	.79%	.97%	.97%	.97%
Net investment income (loss)	.45%	.49%	.08%	(.04)%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$5,528,021	$3,758,357	$3,228,604	$6,128,293	$3,883,309
Portfolio turnover rateF	63%	80%	110%G	128%	121%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
G	Portfolio turnover rate excludes securities received or delivered in-kind.

20

Fidelity Advisor® International Capital Appreciation Fund Class Z

	Years ended October 31,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.43	$21.90	$32.99	$25.88	$22.96
Income from Investment Operations
Net investment income (loss)A,B	.18	.16	.06	.03	.09
Net realized and unrealized gain (loss)	7.29	3.37	(9.91)	7.14	2.98
Total from investment operations	7.47	3.53	(9.85)	7.17	3.07
Distributions from net investment income	(.14)	—	—	(.06)	(.15)
Distributions from net realized gain	—	—	(1.24)	—	—
Total distributions	(.14)	—	(1.24)	(.06)	(.15)
Net asset value, end of period	$32.76	$25.43	$21.90	$32.99	$25.88
Total ReturnC	29.44%	16.12%	(30.93)%	27.73%	13.45%

Ratios to Average Net AssetsB,D,E
Expenses before reductions	.76%	.67%	.85%	.85%	.88%
Expenses net of fee waivers, if any	.76%	.67%	.85%	.85%	.88%
Expenses net of all reductions	.76%	.67%	.85%	.85%	.84%
Net investment income (loss)	.57%	.62%	.21%	.09%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$2,244,997	$1,251,587	$893,180	$1,845,967	$1,130,329
Portfolio turnover rateF	63%	80%	110%G	128%	121%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
G	Portfolio turnover rate excludes securities received or delivered in-kind.
The Acquiring Fund financial highlights should be read in conjunction with the financial statements audited by Deloitte & Touche LLP, independent registered public accounting firm, contained in the fund’s Form N-CSR, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

21

VOTING INFORMATION
Solicitation of Proxies; Expenses
This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trusts’ Board of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.
The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy on or about April 14, 2025. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the Trust. In addition, Broadridge Financial Solutions, Inc (Broadridge) may be paid on a per-call basis to solicit shareholders by telephone on behalf of the Target Fund at an anticipated cost of approximately $61,000. The Target Fund may also arrange to have votes recorded by telephone. Broadridge may be paid on a per-call basis for vote-by-phone solicitations on behalf of the Target Fund at an anticipated cost of approximately $15,000
If the fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.
FMR will bear a portion of the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations, including reimbursing brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. The Target Fund will bear its applicable administrative costs associated with the Reorganization above those borne by FMR. Proxy expenses, including related legal expenses, are allocated to the Target Fund.
For a free copy of the Target Fund’s Form N-CSR for the fiscal year ended October 31, 2024, call 1-800-544-8544, visit www.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.
Record Date; Quorum; and Method of Tabulation
Shareholders of record as of the close of business on April 14, 2025, will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.
If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the Trust, by the execution of a later–dated proxy card by the Trust’s receipt of a subsequent valid telephonic or internet vote, or by attending the Meeting and voting.
All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a properly executed proxy card, it will be voted FOR the matters specified on the proxy card. If a beneficial owner does not provide voting instructions to its broker, the broker is not permitted to vote the beneficial owner's shares. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum.
With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.
One-third of the fund’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the Meeting. If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted against the proposed adjournment. Please visit www.fidelity.com/proxies to determine the status of the scheduled Meeting.
FMR has advised the Trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the applicable Meeting FOR the proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreement vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

22

Share Ownership
As of February 28, 2025 shares of each class of the Target Fund and the Acquiring Fund issued and outstanding were as follows:

Number of Shares
Fidelity® International Capital Appreciation Fund	127,642,197
Fidelity Advisor® International Capital Appreciation Fund: Class A	21,063,566
Fidelity Advisor® International Capital Appreciation Fund: Class M	6,559,930
Fidelity Advisor® International Capital Appreciation Fund: Class C	3,741,395
Fidelity Advisor® International Capital Appreciation Fund: Class I	179,313,243
Fidelity Advisor® International Capital Appreciation Fund: Class Z	74,044,214

Fidelity Advisor International Capital Appreciation Fund – Retail Class is a newly created class and will commence operations prior to the Closing Date of the Reorganization , at which point it will begin issuing shares .
As of February 28, 2025, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to each fund .
As of February 28, 2025, the following owned of record and/or beneficially 5% or more of the outstanding shares :

Class Name	Owner	City	State	Ownership %
Fidelity International Capital Appreciation Fund	Charles Schwab & Co Inc	San Francisco	CA	6.63%
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS A	PERSHING LLC	JERSEY CITY	NJ	12.97%
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS A	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	9.08%
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS A	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	9.06%
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS A	EDWARD D JONES & CO	MARYLAND HEIGHTS	MO	8.94%
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS A	LPL FINANCIAL LLC	SAN DIEGO	CA	5.63%
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS C	MORGAN STANLEY SMITH BARNEY	NEW YORK	NY	14.40%
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS C	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	13.20%
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	12.67%
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS C	PERSHING LLC	JERSEY CITY	NJ	8.87%
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS C	LPL FINANCIAL LLC	SAN DIEGO	CA	6.84%
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS C	RAYMOND JAMES & ASSOCIATES INC	SAINT PETERSBURG	FL	6.61%
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS C	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	6.40%
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS I	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	21.38%
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS I	MERRILL LYNCH PIERCE FENNER &	JACKSONVILLE	FL	13.90%
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS I	PERSHING LLC	JERSEY CITY	NJ	13.55%
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS I	LPL FINANCIAL LLC	SAN DIEGO	CA	12.51%
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS I	MORGAN STANLEY SMITH BARNEY	NEW YORK	NY	8.63%

23

Class Name	Owner	City	State	Ownership %
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS I	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	6.72%
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS M	SECURITY BENEFIT GROUP	TOPEKA	KS	39.08%
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND CLASS M	SAMMONS FINANCIAL NETWORK LLC	WEST DES MOINES	IA	8.17%

Required Vote
Approval of the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the Target Fund involved in that Reorganization. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN will have the same effect as votes cast AGAINST the proposal.
Submission of Certain Shareholder Proposals
The trust does not hold annual shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the funds, attention “Fund Shareholder Meetings,” 245 Summer Street, Mail Zone V10A, Boston, Massachusetts 02210. Proposals must be received a reasonable time before a fund begins to print and send its proxy materials to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean the proposal will be included. With respect to proposals submitted on an untimely basis and presented at a shareholder meeting, persons named as proxy agents will vote in their discretion.
Other Business
The Board knows of no business other than the matter set forth in this Proxy Statement to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

24

MISCELLANEOUS
Legal Matters
Certain legal matters in connection with the issuance of the Acquiring Fund’s shares have been passed upon by Dechert LLP, counsel to Fidelity Advisor Series VIII.
Experts
The audited financial statements of the Acquiring Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Form N-CSR for the fiscal year ended October 31, 2024. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
The audited financial statements of the Target Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Form N-CSR for the fiscal year ended October 31, 2024. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees
Please advise Fidelity Investment Trust, in care of Fidelity Investments Institutional Operations Company LLC, 245 Summer Street, Boston, Massachusetts 02210, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Form N-CSRs you wish to receive in order to supply copies to the beneficial owners of the respective shares.

25

Attachment 1
The following tables show the fees and expenses of Fidelity® International Capital Appreciation Fund for the 12 months ended October 31, 2024 (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization (excluding performance adjustments for each fund).
Shareholder fees (fees paid directly from your investment)
None
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity® International Capital Appreciation Fund	Fidelity Advisor® International Capital Appreciation Fund – Retail ClassD	Fidelity Advisor® International Capital Appreciation Fund – Retail Class Pro forma Combined
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.77%A,B	0.76%A	0.76%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.02%B	0.02%	0.02%C
Total Annual Operating Expenses	0.79%	0.78%	0.78%

A
All management fees shown in this Attachment 1 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the MSCI ACWI (All Country World Index) ex USA Index. For additional information, please see the “ Fund Services - Fund Management - Advisory Fee(s) ” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Retail Class will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

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Attachment 2
The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1 (which excludes performance adjustments for each fund), assuming a 5% annual return. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

	Fidelity® International Capital Appreciation Fund	Fidelity Advisor® International Capital Appreciation Fund – Retail Class	Fidelity Advisor® International Capital Appreciation Fund – Retail Class Pro forma Combined
1 year	$81	$80	$80
3 years	$252	$249	$249
5 years	$439	$433	$433
10 years	$978	$966	$966

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses in Attachment 1 remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

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Exhibit 1
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of [  ], 2025, by and between Fidelity Investment Trust, a Massachusetts business trust, on behalf of its series Fidelity® International Capital Appreciation Fund (the Acquired Fund), and Fidelity Advisor Series VIII, a Massachusetts business trust, on behalf of its series Fidelity Advisor® International Capital Appreciation Fund (the Acquiring Fund). Fidelity Investment Trust and Fidelity Advisor Series VIII may be referred to herein collectively as the “Trusts” or each individually as a “Trust.” The Trusts are duly organized business trusts under the laws of the Commonwealth of Massachusetts with their principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”
In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:
1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:
(a) The Acquired Fund is a series of the Acquired Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;
(c) The Prospectus and Statement of Additional Information of the Acquired Fund dated December 30, 2024, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;
(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;
(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at October 31, 2024, as referenced in ADDITIONAL INFORMATION ABOUT THE FUNDS have been furnished to the Acquiring Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of October 31, 2024 and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since October 31, 2024;
(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by the Acquiring Fund Trust on Form N–14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue

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statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);
(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;
(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;
(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and
(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.
2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:
(a) The Acquiring Fund is a series of the Acquiring Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Acquiring Fund Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;
(c) The Prospectus(es) and Statement(s) of Additional Information of the Acquiring Fund, dated December 30, 2024, as supplemented, previously furnished to the Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;
(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By–laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;
(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at October 31, 2024, as referenced in ADDITIONAL

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INFORMATION ABOUT THE FUNDS have been furnished to the Acquired Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of [Acquiring Fund’s most recent FYE as of date of Agreement & Plan] and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since October 31, 2024;
(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;
(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on October 31, 2025;
(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;
(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;
(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and
(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.
3. REORGANIZATION.
(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.
(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.
(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or

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otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.
(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.
(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.
(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.
4. VALUATION.
(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).
(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section
(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.
(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then–current Acquiring Fund Prospectus(es) and Statement(s) of Additional Information.
(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.
5. FEES; EXPENSES.
(a) The Acquired Fund’s investment adviser (the “Adviser”) will assume a portion of the expenses incurred by the Trust and the Acquired Fund in connection with the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Such expenses shall include, without limitation: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund shares to be issued pursuant to the provisions of this Agreement (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify Acquiring Fund shares to be issued in connection herewith in each state in which Acquired Fund shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. The Acquired Fund shall be responsible for all remaining expenses not assumed by the Adviser, fees and other charges in connection with the transactions contemplated by this Agreement.
(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund.
(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

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6. CLOSING DATE.
(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on [  ], or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).
(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.
7. SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.
(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.
(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.
8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.
(a) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;
(b) That this Agreement and the transactions contemplated herein are approved by requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;
(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;
(d) That the Acquiring Fund at the Closing shall have access to a statement of the Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;
(e) That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;
(f) That the Acquiring Fund at the Closing shall have access to the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by the Acquired Fund’s transfer agent;
(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;
(h) That there has been no material adverse change in the Acquired Fund’s financial position since October 31, 2024, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and
(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

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9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.
(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;
(b) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and
(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.
10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;
(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;
(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;
(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;
(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and
(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:
(i)	The Reorganization will constitute a tax-free reorganization under Section 368(a) of the Code.
(ii)
The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii)	The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.
(iv)
The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v)
The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi)
The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii)	The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.
(viii)
The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

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(ix)
An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).
11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;
(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;
(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and
(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.
12. TERMINATION; WAIVER.
The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:
(i)	of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or
(ii)	a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.
In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.
13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.
(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.
(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.
(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.
The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.
14. DECLARATIONS OF TRUST.
A copy of each Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

34

15. ASSIGNMENT.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.
IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.
[SIGNATURE LINES OMITTED]

35

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1. 9919491 .100	IC2-PXS-0425

Fidelity International Capital Appreciation Fund

(A Series of Fidelity Investment Trust)

Fidelity Advisor International Capital Appreciation Fund

(A Series of Fidelity Advisor Series VIII)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

April 14, 2025

This Statement of Additional Information (SAI) relates to the proposed acquisition of Fidelity International Capital Appreciation Fund, a series of Fidelity Investment Trust, by Fidelity Advisor International Capital Appreciation Fund, a series of Fidelity Advisor Series VIII. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, Fidelity Advisor International Capital Appreciation Fund will acquire all of the assets of Fidelity International Capital Appreciation Fund and assume all of Fidelity International Capital Appreciation Fund’s liabilities, in exchange solely for corresponding shares of beneficial interest in Fidelity Advisor International Capital Appreciation Fund.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Company LLC, 900 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1.	The Prospectus of Fidelity Advisor International Capital Appreciation Fund dated April 7, 2025, relating to the Retail Class which was previously filed via EDGAR (Accession No. 0000729218-25-000039).
2.	The Statement of Additional Information of Fidelity Advisor International Capital Appreciation dated April 7, 2025, relating to the Retail Class which was previously filed via EDGAR (Accession No. 0000729218-25-000039).
3 .	The Prospectus of Fidelity International Capital Appreciation Fund dated December 30, 2024, as supplemented January 24, 2025, relating to the Retail Class shares, which was previously filed via EDGAR (Accession No. 0000744822-24-000249).
4 .	The Statement of Additional Information of Fidelity International Capital Appreciation Fund dated December 30, 2024, relating to the Retail Class shares, which was previously filed via EDGAR (Accession No. 0000744822-24-000249).
5 .	The Financial Statements included in the Form N-CSR of Fidelity Advisor International Capital Appreciation Fund for the fiscal year ended October 31, 2024, which was previously filed via EDGAR (Accession No. 0000729218-24-000053).

6 .	The Financial Statements included in the Form N-CSR of Fidelity International Capital Appreciation Fund for the fiscal year ended October 31, 2024, which was previously filed via EDGAR (Accession No. 0000744822-24-000206).

SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)

A table showing the fees of the Acquired Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the “Examples of Effect of Fund Expenses” section of the Prospectus/Proxy Statement.

The Reorganization will not result in a material change to the Acquired Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by the Acquired Fund is eligible to be held by the Acquiring Fund. As a result, a schedule of investments of the Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to the Acquired Fund’s portfolio in advance of the Reorganization and/or the Acquiring Fund’s portfolio following the Reorganization.

There are no material differences between the accounting and valuation policies of the Acquired Fund and those of the Acquiring Fund.

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

Vote this proxy card TODAY!
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Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V61664-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX] Date

Signature [Joint Owners] Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectus are available at www.proxyvote.com/proxy.

V61665-TBD

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Thomas A. Kennedy, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on June 11, 2025 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

EzVote[SM] Consolidated Proxy Card

This form is your EzVote Consolidated Proxy. It reflects all of your accounts registered to the same Social Security or Tax I.D. number at this address. By voting and signing the Consolidated Proxy Card, you are voting all of these accounts in the same manner as indicated on the bottom of the form.

Vote this proxy card TODAY!
Your prompt response will save the expense of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

IF VOTING THE CONSOLIDATED PROXY CARD DO NOT SIGN, DATE OR RETURN THE INDIVIDUAL BALLOTS

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V61661-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX] Date

Signature [Joint Owners] Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectus are available at www.proxyvote.com/proxy.

V61662-TBD

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Thomas A. Kennedy, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on June 11, 2025 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Thomas A. Kennedy, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on June 11, 2025 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

V61663-TBD

PART C. OTHER INFORMATION

Item 15. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company LLC (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining

Item 16. Exhibits

(1)	(1)	Amended and Restated Declaration of Trust, dated April 18, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 64.

	(2)	Amendment to the Declaration of Trust, dated October 14, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 78.

	(3)	Amendment to the Declaration of Trust, dated May 14, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 90.

(2)		Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.
(3)		Not applicable.

(4)		Agreement and Plan of Reorganization between Fidelity Investment Trust: Fidelity International Capital Appreciation Fund and Fidelity Advisor Series VIII: Fidelity Advisor International Capital Appreciation Fund is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.

(5)		Articles III, VIII, X, and XI of the Amended and Restated Declaration of Trust, dated April 18, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 64.

(6)
	(1)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Advisor Diversified International Fund is incorporated herein as Exhibit (d)(1) of Post-Effective Amendment No. 152.

	(2)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Advisor Emerging Asia Fund is incorporated herein as Exhibit (d)(2) of Post-Effective Amendment No. 152.

	(3)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Advisor Focused Emerging Markets Fund is incorporated herein as Exhibit (d)(3) of Post-Effective Amendment No. 152.

	(4)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Advisor Global Capital Appreciation Fund is incorporated herein as Exhibit (d)(4) of Post-Effective Amendment No. 152.

	(5)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Advisor International Capital Appreciation Fund is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No.155.

	(6)	Schedule 1 and 2 to the Amended and Restated Management Contact, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Advisor International Capital Appreciation Fund is incorporated herein by reference to Exhibit (d)(6) of Post- Effective Amendment No.155.

	(7)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Advisor Overseas Fund is incorporated herein as Exhibit (d)(7) of Post-Effective Amendment No. 152.

(8)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Advisor Value Leaders Fund is incorporated herein as Exhibit (d)(8) of Post-Effective Amendment No. 152.

(9)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Advisor Diversified International Fund, is incorporated herein as Exhibit (d)(9) of Post-Effective Amendment No. 152.

(10)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Advisor Emerging Asia Fund, is incorporated herein as Exhibit (d)(10) of Post-Effective Amendment No. 152.

(11)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Advisor Focused Emerging Markets Fund, is incorporated herein as Exhibit (d)(11) of Post-Effective Amendment No. 152.

(12)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Advisor Global Capital Appreciation Fund, is incorporated herein as Exhibit (d)(12) of Post-Effective Amendment No. 152.

(13)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Advisor International Capital Appreciation Fund, is incorporated herein as Exhibit (d)(14) of Post-Effective Amendment No. 152.

(14)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Advisor Overseas Fund, is incorporated herein as Exhibit (d)(15) of Post-Effective Amendment No. 152.

(15)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors, on behalf of Fidelity Advisor Diversified International Fund, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 147.

(16)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors, on behalf of Fidelity Advisor Emerging Asia Fund, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 147.

(17)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors, on behalf of Fidelity Advisor Emerging Markets Fund (currently known as Fidelity Advisor Focused Emerging Markets Fund), is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 147.

(18)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors, on behalf of Fidelity Advisor Global Capital Appreciation Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 147.

(19)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors, on behalf of Fidelity Advisor International Capital Appreciation Fund, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 147.

	(20)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors, on behalf of Fidelity Advisor Overseas Fund, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 147.

	(21)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(25) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.

	(22)	.Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(20) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 270.

	(23)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(31) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.

	(24)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(24) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 270.

	(25)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(37) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.

	(26)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(28) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 270.

(7)	(1)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Advisor Series VIII and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Diversified International Fund, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 147.

	(2)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Advisor Series VIII and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Emerging Asia Fund, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 147.

	(3)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Advisor Series VIII and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Emerging Markets Fund (currently known as Fidelity Advisor Focused Emerging Markets Fund), is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 147.

	(4)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Advisor Series VIII and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Global Capital Appreciation Fund, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 147.

	(5)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Advisor Series VIII and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor International Capital Appreciation Fund, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 147.

	(6)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Advisor Series VIII and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Overseas Fund, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 147.

	(7)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Advisor Series VIII and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Value Leaders Fund, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 147.

	(8)	Form of Selling Dealer Agreement (most recently revised March 2024), is incorporated herein by reference to Exhibit (e)(27) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 171.

	(9)	Form of Bank Agency Agreement (most recently revised March 2024), is incorporated herein by reference to Exhibit (e)(28) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 171.

	(8)	Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated as of March 1, 2018, is incorporated herein by reference to Exhibit (f) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150.

(9)	(1)	Custodian Agreement, dated January 1, 2007, between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Advisor Focused Emerging Markets Fund, is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 88.

	(2)	Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Advisor Series VIII on behalf of Fidelity Advisor Emerging Asia Fund, Fidelity Advisor International Capital Appreciation Fund, and Fidelity Advisor Value Leaders Fund, is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

	(3)	Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Advisor Series VIII on behalf of Fidelity Advisor Global Capital Appreciation Fund, is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

	(4)	Custodian Agreement, dated January 1, 2007, between The Northern Trust Company and Fidelity Advisor Series VIII on behalf of Fidelity Advisor Diversified International Fund and Fidelity Advisor Overseas Fund, is incorporated herein by reference to Exhibit (g)(9) of Fidelity Financial Trust’s (File No. 002-79910) Post-Effective Amendment No. 45.

(10)	(1)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Diversified International Fund: Class A, is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 147.

	(2)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Diversified International Fund: Class M, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 147.

	(3)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Diversified International Fund: Class C, is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 147.

(4)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Diversified International Fund: Class I, is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 147.

(5)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Diversified International Fund: Class Z, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 147.

(6)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Asia Fund: Class A, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 147.

(7)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Asia Fund: Class M, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 147.

(8)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Asia Fund: Class C, is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 147.

(9)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Asia Fund: Class I, is incorporated herein by reference to Exhibit (m) (9) of Post-Effective Amendment No. 147.

(10)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Asia Fund: Class Z, is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 147.

(11)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Markets Fund (currently known as Fidelity Advisor Focused Emerging Markets Fund): Class A, is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 147.

(12)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Markets Fund (currently known as Fidelity Advisor Focused Emerging Markets Fund): Class M, is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 147.

(13)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Markets Fund (currently known as Fidelity Advisor Focused Emerging Markets Fund): Class C, is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 147.

(14)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Markets Fund (currently known as Fidelity Advisor Focused Emerging Markets Fund): Class I, is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 147.

(15)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Markets Fund (currently known as Fidelity Advisor Focused Emerging Markets Fund): Class Z, is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 147.

(16)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Global Capital Appreciation Fund: Class A, is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 147.

(17)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Global Capital Appreciation Fund: Class M, is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 147.

(18)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Global Capital Appreciation Fund: Class C, is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 147.

(19)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Global Capital Appreciation Fund: Class I, is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 147.

(20)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Capital Appreciation Fund: Class A, is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 147.

(21)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Capital Appreciation Fund: Class M, is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 147.

(22)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Capital Appreciation Fund: Class C, is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 147.

(23)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Capital Appreciation Fund: Class I, is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 147.

(24)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Capital Appreciation Fund: Class Z, is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 147.

(25)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Capital Appreciation Fund: Fidelity International Capital Appreciation Fund is incorporated herein by reference to Exhibit (m)(25) of Post- Effective Amendment No.155.

(26)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Overseas Fund: Class A, is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 147.

(27)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Overseas Fund: Class M, is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 147.

(28)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Overseas Fund: Class C, is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 147.

(29)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Overseas Fund: Class I, is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 147.

(30)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Overseas Fund: Class Z, is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 147.

(31)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Leaders Fund: Class A, is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 147.

(32)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Leaders Fund: Class M, is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 147.

	(33)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Leaders Fund: Class C, is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 147.

	(34)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Value Leaders Fund: Class I, is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 147.

(n)	(1)	Amended and Restated Multiple Class of Shares Plan (Equity) pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated March 1, 2024, on behalf of the Registrant, is incorporated herein by reference to Exhibit (n)(1) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.

	(2)	Schedule I (Equity), dated February 20, 2025, to the Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated March 1, 2024, on behalf of the Registrant, is incorporated herein by reference to Exhibit (n)(2) of Post- Effective Amendment No.155.

	(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is incorporated herein by reference to Exhibit 11 of Fidelity Advisor Series VIII’s N-14.

	(12)	Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

	(13)	Not applicable.

	(14)	Consent of Deloitte & Touche LLP, dated April 9, 2025, is filed herein as Exhibit 14.

	(15)	Not applicable.

	(16)	Power of Attorney, dated February 28, 2025, is filed herein as Exhibit 16.

	(17)	Not applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement prior to the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 11th day of April 2025.

Fidelity Advisor Series VIII

	By	/s/ Stacie M. Smith
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Stacie M. Smith		President and Treasurer	April 11, 2025
Stacie M. Smith		(Principal Executive Officer)

/s/ Stephanie Caron		Chief Financial Officer	April 11, 2025
Stephanie Caron		(Principal Financial Officer)

/s/ Vijay C. Advani	*	Trustee	April 11, 2025
Vijay C. Advani

/s/ Thomas P. Bostick	*	Trustee	April 11, 2025
Thomas P. Bostick

/s/ Jonathan Chiel	*	Trustee	April 11, 2025
Jonathan Chiel

/s/ Donald F. Donahue	*	Trustee	April 11, 2025
Donald F. Donahue

/s/ Bettina Doulton	*	Trustee	April 11, 2025
Bettina Doulton

/s/ Vicki L. Fuller	*	Trustee	April 11, 2025
Vicki L. Fuller

/s/ Patricia L. Kampling	*	Trustee	April 11, 2025
Patricia L. Kampling

/s/ Thomas Kennedy	*	Trustee	April 11, 2025
Thomas Kennedy

/s/ Robert A. Lawrence	*	Trustee	April 11, 2025
Robert A. Lawrence

/s/ Oscar Munoz	*	Trustee	April 11, 2025
Oscar Munoz

/s/ Karen B. Peetz	*	Trustee	April 11, 2025
Karen B. Peetz

/s/ David M. Thomas	*	Trustee	April 11, 2025
David M. Thomas

/s/ Susan Tomasky	*	Trustee	April 11, 2025
Susan Tomasky

/s/ Michael E. Wiley	*	Trustee	April 11, 2025
Michael E. Wiley

*	By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated February 1, 2025 and filed herewith.